Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 14, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 09, 2022
C000246121 [Member]
Account Value [Line Items]
Account Value	$ 16,356	$ 15,289	$ 16,677	$ 15,726	$ 17,354	$ 15,657	$ 18,185	$ 16,332	$ 11,591	$ 11,553	$ 10,577	$ 10,000
C000246122 [Member]
Account Value [Line Items]
Account Value	16,597	15,873	17,200	17,092	17,914	15,733	19,079	17,266		13,416	11,166	10,000				$ 12,377
C000246486 [Member]
Account Value [Line Items]
Account Value	13,677	13,087	16,351	16,412	18,580	14,885	18,306	17,289	11,761	11,814	10,572	10,000
C000246120 [Member]
Account Value [Line Items]
Account Value				16,396			15,441			13,961			$ 12,319	$ 12,809	$ 11,503		$ 10,276	$ 10,000
C000246487 [Member]
Account Value [Line Items]
Account Value				11,943			12,229			11,194			10,262	10,436	10,162		10,249	10,000
Solactive GBS United States 1000 NTR Index ($12,914) [Member]
Account Value [Line Items]
Account Value	12,914	12,644	12,358	12,183	11,795	11,269	11,772	11,408	10,826	10,680	10,181	10,000				10,826
Bloomberg US 1000 Growth Index ($16,430) [Member]
Account Value [Line Items]
Account Value				16,448			15,489			13,987			12,340	12,829	11,513		10,276	10,000
Bloomberg US 1000 Value Index ($12,595) [Member]
Account Value [Line Items]
Account Value				11,982			12,262			11,212			10,273	10,445	10,164		10,251	10,000
CME CF BTC-USD Reference Rate 4PM NY ($17,933) [Member]
Account Value [Line Items]
Account Value	17,933	16,654	18,624	17,506	19,087	16,954	20,070	17,554	$ 12,119	12,037	10,675	10,000
ARK 21 Blended Index 50% BRRNY / 50% ETHUSD_NY ($15,423) [Member]
Account Value [Line Items]
Account Value	15,423	$ 14,591	$ 17,634	17,425	$ 19,128	$ 15,892	19,187	$ 17,364		11,829	$ 10,487	$ 10,000				$ 11,859
Bloomberg US 1000 Index ($15,066) [Member]
Account Value [Line Items]
Account Value				$ 14,856			$ 14,346			$ 13,004			$ 11,610	$ 11,986	$ 11,034		$ 10,266	$ 10,000